Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair values of Group's Financial Instruments

Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements as of December 31, 2025 and 2024, respectively.

	Carrying amount per measurement category
	Financial assets as of December 31, 2025		Financial liabilities as of December 31, 2025
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	December 31, 2025
Current/non-current assets
Cash and cash equivalents	—	345,918	—	—	—	345,918
Short-term deposits*	—	123,419	—	—	—	123,419
Accounts receivables	—	6,099	—	—	—	6,099
Other current/non-current assets*	—	2,388	—	—	28,034	30,422
Current/non-current liabilities
Accounts payables	—	—	—	18,832	—	18,832
Other current liabilities	—	—	—	50	5,557	5,607
Lease liabilities	—	—	—	—	15,635	15,635
Total	—	477,824	—	18,882	49,226

	Carrying amount per measurement category
	Financial assets as of December 31, 2024		Financial liabilities as of December 31, 2024
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	December 31, 2024
Current/non-current assets
Cash and cash equivalents	—	236,748	—	—	—	236,748
Short-term deposits*	—	367,704	—	—	—	367,704
Accounts receivables	—	5,857	—	—	—	5,857
Other current/non-current assets*	—	1,244	—	—	19,252	20,496
Current/non-current liabilities
Accounts payables	—	—	—	20,693	—	20,693
Other current liabilities	—	—	—	50	6,755	6,805
Liabilities for warrants	—	—	1,730	—	—	1,730
Lease liabilities	—	—	—	—	16,203	16,203
Total	—	611,553	1,730	20,743	42,210

* “Short-term deposits” are classified within the balance sheet item “other financial assets”. Other current/non-current assets classified as financial instruments comprise mainly of deposits.

Summary of Net Result from Financial Instruments by Measurement Categories

The Group’s net results from financial instruments by measurement categories are disclosed below for the years ended December 31, 2025, 2024 and 2023, respectively.

	Year ended December 31,
(Euros in thousands)	2025	2024	2023
Financial assets at amortized cost	(17,544)	43,583	7,612
Financial liabilities at amortized cost	(946)	(886)	(802)
Financial liabilities at fair value through profit or loss	1,730	17,264	(2,079)
Total	(16,760)	59,961	4,731

Summary of changes of the liabilities from financing activities classified as cash effective and non-cash effective

The following table shows the changes of the liabilities from financing activities, classified as cash effective and non-cash effective as of December 31, 2025 and 2024, respectively.

(Euros in thousands)	January 1, 2025	Cash effective	Non-cash effective	December 31, 2025
Liabilities for warrants	1,730	—	(1,730)	—
Lease Liabilities	16,203	(2,959)	2,391	15,635
Total	17,933	(2,959)	661	15,635

(Euros in thousands)	January 1, 2024	Cash effective	Non-cash effective	December 31, 2024
Liabilities for warrants	18,993	—	(17,263)	1,730
Lease Liabilities	15,402	(2,012)	2,813	16,203
Total	34,395	(2,012)	(14,450)	17,933